Accruals and Other Payables - Schedule of Accruals and Other Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accruals and Other Payables [Abstract]
Salary payable	$ 764,758	$ 860,850
Others	1,285,163	68,115
Subtotal	2,049,921	928,965
Less: Accruals and other payables from discontinued operations	70,812	69,007
Total accruals and other payables	$ 1,979,109	$ 859,958